Cash Flow Information - Summary of Cash Generated from Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Used In Operating Activities [Abstract]
Profit before income tax expense	¥ 4,540	¥ 2,003	¥ 1,597
Adjustments for:
Depreciation and amortization	583	369	379
Impairment provision for investments in associates (Note 15)	43	2	2
Loss allowance for expected credit losses (Note 18)	18	3	6
Non-cash employee benefits expense – share based payments (Note 8)	519	487	362
Non-cash share-based payments arising from issues of ordinary shares to music label partners(Note 21(iv))		1,519
Fair value losses on investments	37	30
Net (gains)/losses in relation to equity investments	(1)	20	(72)
Share of (profit)/loss of associates and joint ventures (Note 15)	18	1	(4)
Interest income (Note 6)	(615)	(282)	(93)
Fair value change on puttable shares	37	35
Interest expense	31
Net exchange differences	(4)	31	(18)
Increase in accounts receivable	(733)	(182)	(447)
Increase in inventories	9	(4)	(16)
Decrease in other operating assets	(175)	(789)	(137)
Increase in accounts payables	717	780	4
Increase in other operating liabilities	1,164	1,581	1,051
Cash generated from operations	¥ 6,188	¥ 5,604	¥ 2,614